Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Midas Series Trust
Entity Central Index Key	0000770200
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000119766 [Member]
Shareholder Report [Line Items]
Fund Name	Midas Special Opportunities
Class Name	Midas Special Opportunities
Trading Symbol	MISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Midas Special Opportunities (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).
Additional Information Phone Number	1‑800‑400‑MIDAS (6432)
Additional Information Website	www.MidasFunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Special Opportunities	$184	3.67%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	3.67%
Net Assets	$ 20,347,404
Holdings Count | Holding	12
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund’s net assets	$20,347,404

Total number of portfolio holdings	12

Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
The tables below show the investment make-up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Alphabet Inc. Class A	28%
Mastercard Inc. Class A	28%
Berkshire Hathaway Inc. Class B	12%
AutoZone, Inc.	12%
JPMorgan Chase & Co.	10%
Williams-Sonoma, Inc.	8%
Lam Research Corporation	6%
QUALCOMM Inc.	3%
Essent Group, Ltd.	3%
NVR, Inc.	3%
Total	113%

Largest Holdings [Text Block]

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Alphabet Inc. Class A	28%
Mastercard Inc. Class A	28%
Berkshire Hathaway Inc. Class B	12%
AutoZone, Inc.	12%
JPMorgan Chase & Co.	10%
Williams-Sonoma, Inc.	8%
Lam Research Corporation	6%
QUALCOMM Inc.	3%
Essent Group, Ltd.	3%
NVR, Inc.	3%
Total	113%

C000032073 [Member]
Shareholder Report [Line Items]
Fund Name	Midas Discovery
Class Name	Midas Discovery
Trading Symbol	MIDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Midas Discovery (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).
Additional Information Phone Number	1‑800‑400‑MIDAS (6432)
Additional Information Website	www.MidasFunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Discovery	$285	4.15%

Expenses Paid, Amount	$ 285
Expense Ratio, Percent	4.15%
Net Assets	$ 24,552,554
Holdings Count | Holding	22
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund’s net assets	$24,552,554

Total number of portfolio holdings	22

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
The tables below show the investment make-up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Lundin Gold Inc.	15%
Agnico Eagle Mines Ltd.	14%
Evolution Mining Limited	7%
Dundee Precious Metals Inc.	6%
Northern Star Resources Ltd.	6%
New Gold, Inc.	5%
Endeavour Mining plc	5%
IAMGOLD Corp.	4%
Kinross Gold Corp.	4%
SPDR Gold Trust	4%
Total	71%

Largest Holdings [Text Block]

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Lundin Gold Inc.	15%
Agnico Eagle Mines Ltd.	14%
Evolution Mining Limited	7%
Dundee Precious Metals Inc.	6%
Northern Star Resources Ltd.	6%
New Gold, Inc.	5%
Endeavour Mining plc	5%
IAMGOLD Corp.	4%
Kinross Gold Corp.	4%
SPDR Gold Trust	4%
Total	71%